GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE 17:-	GEOGRAPHIC INFORMATION

a.	Summary information about geographic areas:

The Group manages its business on a basis of one reportable segment (see Note 1 for a brief description of the Group's business). The data is presented in accordance with ASC 280, "Segment Reporting". Revenues in the table below are attributed to geographical areas based on the location of the end customers.

The following presents total revenues for the years ended December 31, 2009, 2010 and 2011 and long-lived assets as of December 31, 2009, 2010 and 2011.

	2009		2010		2011
	Total	Long- lived	Total	Long- lived	Total	Long- lived
	revenues	assets	revenues	assets	revenues	assets

Israel	$10,410	$20,938	$19,223	$19,867	$11,887	$19,364
Americas	69,960	22,799	71,538	21,128	85,630	19,914
Europe	27,101	87	32,566	66	36,322	125
Far East	18,423	74	26,713	47	21,988	45

	$125,894	$43,898	$150,040	$41,108	$155,827	$39,448

b.	Product lines:

Total revenues from external customers divided on the basis of the Company's product lines are as follows:

	Year ended December 31,
	2009	2010	2011

Technology	$34,995	$45,266	$35,017
Networking	90,899	104,774	120,810

	$125,894	$150,040	$155,827